Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information

17. SEGMENT INFORMATION

The Company designs, develops and markets high performance, low-power semiconductor products for the multimedia consumer electronics market. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

Net sales by categories:

	Year Ended December 31
Product	2010	2011	2012
	US$	US$	US$
Mobile Storage	92,265	152,838	202,093
Mobile Communications	24,781	56,629	67,564
Other products	15,744	14,378	11,713

	132,793	223,845	281,370

Net sales by geographic area are presented based upon the customer’s bill-to location:

	Year Ended December 31
Country	2010	2011	2012
	US$	US$	US$
Taiwan	50,234	61,174	74,034
United States	13,747	25,535	20,230
Japan	2,334	2,769	5,363
Korea	30,028	78,718	137,797
China	30,093	49,000	37,507
Others	6,357	6,649	6,439

	132,793	223,845	281,370

Major customers representing at least 10% of net sales

	Year Ended December 31
Customers	2010		2011		2012
	US$	%	US$	%	US$	%
Samsung	17,020	13	61,370	28	98,368	35
Netcom	15,217	11	16,521	7	11,584	4

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
Country	2010	2011	2012
	US$	US$	US$
Taiwan	19,014	17,317	16,799
United States	101	91	58
Korea	2,052	2,980	2,226
China	4,340	4,340	4,303

	25,507	24,728	23,386